             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                           Emerging Markets Portfolio
                     Global Post-Venture Capital Portfolio
                         International Focus Portfolio

The following information supersedes certain information in the portfolios' Statement of Additional Information.

The Board of Trustees has approved amendments to the Sub-Investment Advisory Agreements (each, a "Sub-Advisory Agreement") by and among each portfolio, Credit Suisse Asset Management, LLC ("CSAM"), each portfolio's investment adviser, and each of CSAM's Japanese affiliate (with respect to the Global Post-Venture Capital and International Focus Portfolios only) ("CSAM Japan") and its United Kingdom affiliate (with respect to each Portfolio) ("CSAM U.K."). Both CSAM Japan and CSAM U.K. are named Credit Suisse Asset Management Limited (CSAM Japan and CSAM U.K. are each herein referred to as, a "Sub-Adviser"). Under each Sub-Advisory Agreement, CSAM (and not the portfolios) pays each Sub-Adviser an annual fee of $250,000 (each such fee, a "Total Fee") for services rendered with respect to those portfolios and all other Credit Suisse Funds for which the relevant Sub-Adviser has been appointed to act as sub-adviser. Each Sub-Advisory Agreement is being amended to include a methodology for allocating a portion of each Sub-Adviser's Total Fee to the applicable portfolios.

The portion of each Sub-Adviser's Total Fee allocable with respect to a relevant portfolio (for any calendar quarter or portion thereof) is equal to the product of (a) the Sub-Adviser's Total Fee and (b) a fraction, (i) the numerator of which is the average monthly net assets of such portfolio during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly net assets of the portfolio and certain other registered investment companies for which the relevant Sub-Adviser has been appointed to act as sub-adviser during such calendar quarter or portion thereof.

The Total Fee for the period from July 22, 2002 (the date the amendments went into effect) to December 31, 2002 for each Sub-Adviser is $111,643.84. The portion of this amount that is allocable to your portfolio for CSAM Japan and CSAM U.K. (based on net assets as of August 30, 2002) would be as follows:

                                             CSAM         CSAM
FUND                                        JAPAN         U.K.
----                                      ----------   ----------
Emerging Markets Portfolio..............         N/A   $ 4,901.49
Global Post-Venture Capital Portfolio...  $ 7,101.06   $ 7,040.81
International Focus Portfolio...........  $11,145.57   $11,051.00

IMPORTANTLY, YOU SHOULD NOTE THAT THE AMENDMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE PORTFOLIOS BECAUSE ALL ADVISORY FEES ARE BORNE BY CSAM.

Dated: September 20, 2002

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                   CREDIT SUISSE GLOBAL TECHNOLOGY PORTFOLIO

The following information supersedes certain information in the fund's Statement of Additional Information.

Your portfolio's Board of Trustees has approved amendments to the Sub-Investment Advisory Agreements (each, a "Sub-Advisory Agreement") by and among your portfolio, Credit Suisse Asset Management, LLC ("CSAM"), the portfolio's investment adviser, and each of CSAM's Japanese affiliate ("CSAM Japan") and its United Kingdom affiliate ("CSAM U.K."), each of which is named Credit Suisse Asset Management Limited (CSAM Japan and CSAM U.K. are herein each referred to as, a "Sub-Adviser"). Under each Sub-Advisory Agreement, CSAM (and not your portfolio) pays each Sub-Adviser an annual fee of $250,000 (each such fee, a "Total Fee") for services rendered with respect to your portfolio and all other Credit Suisse Funds for which the relevant Sub-Adviser has been appointed to act as sub-adviser. Each Sub-Advisory Agreement is being amended to include a methodology for allocating a portion of each Sub-Adviser's Total Fee to your portfolio.

The portion of each Sub-Adviser's Total Fee allocable with respect to your portfolio (for any calendar quarter or portion thereof) is equal to the product of (a) the Sub-Adviser's Total Fee and (b) a fraction, (i) the numerator of which is the average monthly net assets of the portfolio during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly net assets of the portfolio and certain other registered investment companies for which the relevant Sub-Adviser has been appointed to act as sub-adviser during such calendar quarter or portion thereof.

The Total Fee for the period from July 22, 2002 (the date the amendments went into effect) to December 31, 2002 for each Sub-Adviser is $111,643.84. The portion of this amount that is allocable to your portfolio for CSAM Japan and CSAM U.K. (based on net assets as of August 30, 2002) would be $358.29 and $355.25, respectively.

IMPORTANTLY, YOU SHOULD NOTE THAT THE AMENDMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO YOUR FUND BECAUSE ALL SUB-ADVISORY FEES ARE BORNE BY CSAM.

Dated: September 20, 2002